Long-term investments net (Tables)	6 Months Ended
Mar. 31, 2026
Long-term investments, net
Schedule of long-term investments, net
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Long-term investments	$7,393,447	$7,163,928
Less: impairment	(7,393,447)	(231,524)
Total	-	$6,932,404